Expense Example - Parametric Tax-Managed Emerging Markets Fund - Parametric Tax-Managed Emerging Markets Fund - I	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166